Group Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Profit for the year	£ 6,974	£ 6,564	£ 5,849
Taxation on ordinary activities	2,189	2,108	2,063
Share of post-tax results of associates and joint ventures	(415)	(455)	(498)
Net finance costs	1,486	1,745	1,602
Profit from operations	10,234	9,962	9,016
Adjustments for
– depreciation, amortisation and impairment costs	1,076	1,450	1,512
– decrease/(increase) in inventories	433	(144)	(371)
– (increase)/decrease in trade and other receivables	(393)	300	(699)
– decrease in receivables related to the charge in respect of the Quebec Class Actions	0	0	436
– (decrease)/increase in Master Settlement Agreement payable	(36)	369	(124)
– increase/(decrease) in trade and other payables	183	(320)	730
– decrease in net retirement benefit liabilities	(104)	(96)	(40)
– (decrease)/increase in other provisions for liabilities	(145)		382
– other non-cash items	430	46	106
Cash generated from operating activities	11,678	11,567	10,948
Dividends received from associates	353	351	252
Tax paid	(2,314)	(2,132)	(2,204)
Net cash generated from operating activities	9,717	9,786	8,996
Cash flows from investing activities
Interest received	33	48	80
Purchases of property, plant and equipment	(527)	(511)	(664)
Proceeds on disposal of property, plant and equipment	31	44	34
Purchases of intangibles	(218)	(244)	(151)
Purchases of investments	(369)	(343)	(191)
Proceeds on disposals of investments	141	184	339
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(133)	39	(86)
Disposal of subsidiary, net of cash disposed of	(98)	0	0
Net cash used in investing activities	(1,140)	(783)	(639)
Cash flows from financing activities
Interest paid on borrowings and financing related activities	(1,479)	(1,737)	(1,601)
Interest element of lease liabilities	(23)	(26)	(32)
Capital element of lease liabilities	(154)	(164)	(154)
Proceeds from increases in and new borrowings	978	9,826	4,247
Reductions in and repayments of borrowings	(4,843)	(10,633)	(5,640)
Inflows/(outflows) relating to derivative financial instruments	229	(283)	(564)
Purchases of own shares held in employee share ownership trusts	(82)	(18)	(117)
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs	1,681	0	0
Coupon paid on perpetual hybrid bonds	(6)	0	0
Dividends paid to owners of the parent	(4,904)	(4,745)	(4,598)
Capital injection from and purchases of non-controlling interests	1	17	20
Dividends paid to non-controlling interests	(150)	(136)	(157)
Other	3	2	3
Net cash used in financing activities	(8,749)	(7,897)	(8,593)
Net cash flows (used in)/generated from operating, investing and financing activities	(172)	1,106	(236)
Differences on exchange	(253)	(253)	(57)
(Decrease)/increase in net cash and cash equivalents in the year	(425)	853	(293)
Net cash and cash equivalents at 1 January	2,888	2,035	2,328
Net cash and cash equivalents at 31 December	£ 2,463	£ 2,888	£ 2,035